Acquisition of the Mineral Sands Business - Calculation of Total Purchase Price and Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed from Exxaro (Detail) (USD $)
In Millions, except Share data, unless otherwise specified
	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
Current Assets:
Inventories		$ 553
Current Liabilities:
Gain on bargain purchase	1,061	185
Class B common stock
Business Acquisition [Line Items]
Number of Class B Shares		9,950,856
Current Liabilities:
Restriction related to shares that cannot be sold		3 years
Valuation
Business Acquisition [Line Items]
Fair value of Class B Shares on the Transaction Date		$ 137.70
Fair value of equity issued		1,370
Noncontrolling interest		291
Total		1,661
Current Assets:
Cash		115
Accounts receivable		199
Inventories		622
Prepaid and other assets		32
Total Current Assets		968
Property, plant and equipment, net		1,012
Mineral leaseholds, net		1,299
Deferred tax asset		26
Other long-term assets		19
Total Assets		3,324
Current Liabilities:
Accounts payable		93
Accrued liabilities		25
Unfavorable contracts		83
Short-term debt		76
Current deferred tax liability		28
Income taxes payable		2
Total Current Liabilities		307
Long-term debt		19
Deferred tax liability		212
Asset retirement obligations		57
Other		7
Total Liabilities		602
Net Assets		2,722
Gain on bargain purchase		1,061
Valuation | Class B common stock
Business Acquisition [Line Items]
Number of Class B Shares		9,950,856
Net Adjustments To Fair Value
Business Acquisition [Line Items]
Cash paid		1
Noncontrolling interest		(58)
Total		(57)
Current Assets:
Accounts receivable		(3)
Inventories		(69)
Prepaid and other assets		(12)
Total Current Assets		(84)
Property, plant and equipment, net		(132)
Mineral leaseholds, net		158
Intangibles, net		12
Deferred tax asset		4
Total Assets		(42)
Current Liabilities:
Accounts payable		17
Unfavorable contracts		2
Short-term debt		(1)
Current deferred tax liability		(14)
Total Current Liabilities		4
Deferred tax liability		(3)
Other		20
Total Liabilities		21
Net Assets		(63)
Gain on bargain purchase		(6)
As Adjusted
Business Acquisition [Line Items]
Fair value of Class B Shares on the Transaction Date		$ 137.70
Fair value of equity issued		1,370
Cash paid		1
Noncontrolling interest		233
Total		1,604
Current Assets:
Cash		115
Accounts receivable		196
Inventories		553
Prepaid and other assets		20
Total Current Assets		884
Property, plant and equipment, net		880
Mineral leaseholds, net		1,457
Intangibles, net		12
Deferred tax asset		30
Other long-term assets		19
Total Assets		3,282
Current Liabilities:
Accounts payable		110
Accrued liabilities		25
Unfavorable contracts		85
Short-term debt		75
Current deferred tax liability		14
Income taxes payable		2
Total Current Liabilities		311
Long-term debt		19
Deferred tax liability		209
Asset retirement obligations		57
Other		27
Total Liabilities		623
Net Assets		2,659
Gain on bargain purchase		$ 1,055
As Adjusted | Class B common stock
Business Acquisition [Line Items]
Number of Class B Shares		9,950,856